Going Concern	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Going Concern

Note 3 – Going Concern

Our financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. We had a cumulative net loss from Inception to June 30, 2015 of $1,542,259. We have not yet established an ongoing source of revenues sufficient to cover our operating costs and to allow us to continue as a going concern. Our ability to continue as a going concern is dependent on our Company continuing to obtain adequate capital to fund operating losses until we establish an adequate revenue stream and become profitable.

In order to continue as a going concern and to develop a reliable source of revenues, and achieve a profitable level of operations we could need, among other things, additional capital resources. If needed, our management expects to raise additional capital through borrowing and sales of equity and/or debt. However, management cannot provide any assurances that we will be successful in accomplishing any of our plans.

Our ability to continue as a going concern is dependent upon our ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

Previously Reported [Member]
Going Concern

NOTE 2 - GOING CONCERN

As shown in the accompanying consolidated financial statement, the Company has accumulated a deficit of $44,230 as of March 31, 2015 and further losses are anticipated in the development of its business. Further, the Company has not yet established an ongoing source of revenues sufficient to cover its operating cost. Accordingly, there is substantial doubt about the Company’s ability to continue as a going concern.

The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and, or, obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with loans from directors and, or, the sale of shares of common stock. However, there are no assurances that any such financing can be obtained on acceptable terms and timely manner, if at all. The failure to obtain the necessary working capital would have a material adverse effect on the business prospects and, depending upon the shortfall, the Company may have to curtail or cease its operations.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that could result from the outcome of this uncertainty.